THE ACQUISITION OF THE Company of AI Solutions and Insurance Business (Tables)	6 Months Ended
Mar. 31, 2025
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business
Schedule of identified assets acquired and liabilities assumed pursuant to the THE Company of AI Solutions and Insurance Business acquisition

The following summarizes the identified assets acquired and liabilities assumed pursuant to the THE Company of AI Solutions and Insurance Business acquisition as of December 27, 2024:

Items	Amount
Assets
Cash and cash equivalent	$2,146,491
Accounts receivable, net	4,603,565
Other current assets	10,380,773
Property and equipment, net	157,626
Operating lease right of use assets	181,922
Deferred tax assets	174,138
Liabilities
Insurance premium payables	979,989
Accounts payable	4,039,426
Taxes payable	34,243
Operating lease liabilities, current	181,922
Accrued expenses and other payables	7,662,537
Total net assets	$4,746,398

The following summarizes the identified assets acquired and liabilities assumed pursuant to the THE Company of AI Solutions and Insurance Business acquisition as of December 27, 2024:

Items	Amount
Assets
Cash and cash equivalent	$2,146,491
Accounts receivable, net	4,603,565
Other current assets	10,380,773
Property and equipment, net	157,626
Operating lease right of use assets	181,922
Deferred tax assets	174,138
Liabilities
Insurance premium payables	979,989
Accounts payable	4,039,426
Taxes payable	34,243
Operating lease liabilities, current	181,922
Accrued expenses and other payables	7,662,537
Total net assets	$4,746,398

Schedule of consideration

The value of the shares issued on December 27, 2024	139,991,322
Total consideration	$139,991,322
Net assets	4,746,398
Goodwill	135,244,924